Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Software	22,406	24,468
Distribution and licensing rights	25,248	29,190
Trademark	37	41
Patents	362	370
Developed technology	18,874	19,344
Intangible assets	66,927	73,413
Less: accumulated amortization	(24,236)	(32,291)
Less: impairment	(487)	(453)
Intangible assets, net	42,204	40,669

Schedule of amortization expenses on intangible assets
Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2024	2025
Cost of revenues	3,314	3,335
Research and development expenses	2,238	3,735
Selling, general and administrative expenses	637	534
Total amortization	6,189	7,604